Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income Tax Expense
For the years ended December 31,	2023	2022	2021
		(Note 3)	(Note 3)
Current tax expense (recovery)	$75,780	$77,645	$85,219
Deferred tax expense (recovery)	13,816	(26,236)	(14,184)
Tax expense (recovery)	$89,596	$51,409	$71,035

Schedule of Reconciliation of the Statutory Income Tax Rate	A reconciliation of the statutory income tax rate, which is a composite of Canadian federal and provincial rates, to the effective income tax rate was as follows:
For the years ended December 31,	2023	2022	2021
		(Note 3)	(Note 3)
Net income (loss) before taxes	$672,866	$(30,188)	$233,402
Multiplied by the statutory income tax rates	26.40%	26.44%	26.46%
	177,637	(7,982)	61,758
Income tax recorded at rates different from the Canadian tax rate	(11,518)	(11,774)	(38,060)
Permanent differences	(71,741)	35,298	8,826
Effect on deferred tax balances due to changes in income tax rates	(407)	1,870	—
Effect of temporary differences not recognized as deferred tax assets	(4,661)	32,654	44,591
Taxes related to prior periods	(2,152)	2,072	(4,769)
Impact of foreign exchange	2,436	(731)	(1,232)
Other	2	2	(79)
Tax expense (recovery)	$89,596	$51,409	$71,035
Effective income tax rate	13.32%	(170.30)%	30.43%

Schedule of Carrying Amounts of Assets and Liabilities	The tax effects of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the amounts used for tax purposes are presented below:
As at December 31,	2023	2022
Deferred tax assets
Foreign tax credits	$2,999	$7,293
Corporate interest restriction	7,397	9,035
Financing charges	4,412	8,580
Deferred revenue	7,249	8,668
Loss carry forwards	32,330	34,201
Reserves	1,467	1,550
Other	1,268	2,117
Total deferred tax assets	$57,122	$71,444
As at December 31,	2023	2022
Deferred tax liabilities
Capital assets	$(76,224)	$(105,021)
Intangible assets	(211,491)	(181,808)
Employee benefits	(1,700)	(5,877)
Total deferred tax liabilities	(289,415)	(292,706)
Deferred tax liabilities, net	$(232,293)	$(221,262)